Introduction and overview of Group's risk management - Impairment loss of trade receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	$ (1,118,253)
Closing balance	(825,716)	$ (1,118,253)
Trade receivables | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	25,365	31,063	$ 133,800
Increase/(decrease) in impairment provision	7,202	(4,446)	(34,031)
Written-off during the year	(2,597)	(312)	(67,053)
Foreign exchange	(8,765)	(940)	(1,653)
Closing balance	$ 21,205	$ 25,365	$ 31,063